Mortgage Servicing Rights - Components of loan servicing fees (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Transfers and Servicing [Abstract]
Contractual servicing fees	$ 21,656	$ 5,676	$ 2,534
Late fees	548	232	94
Loan servicing fees	$ 22,204	$ 5,908	$ 2,628